Statements of Financial Condition (Parenthetical)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
General Partner Units, units outstanding	6,484.1437	6,484.1437	4,806.7772
Series A
Limited Partners Units, units outstanding	278,040.8628	269,518.2687	165,574.3151
Series B
Limited Partners Units, units outstanding	135,854.5200	140,857.9391	126,655.8355
Series I
Limited Partners Units, units outstanding	240,180.3953	237,052.9763	193,350.1543